UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Argentina — 10.5%
Adecoagro SA(1)	90,700	$691,134
Arcos Dorados Holdings, Inc., Class A	97,100	890,407
Banco Macro SA, Class B ADR	32,461	1,878,518
BBVA Banco Frances SA ADR	59,745	809,545
Central Puerto SA ADR	57,155	600,127
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	17,175	494,125
Globant SA(1)	24,436	1,651,874
Grupo Financiero Galicia SA, Class B ADR	70,176	2,562,126
Grupo Financiero Valores SA	5,589,500	921,346
Grupo Supervielle SA ADR	56,000	587,440
Loma Negra Cia Industrial Argentina SA ADR(1)	45,027	583,550
Pampa Energia SA ADR(1)	49,869	1,777,830
Telecom Argentina SA ADR	92,288	1,521,829
Transportadora de Gas del Sur SA ADR	62,039	1,044,116
YPF SA ADR	134,109	2,192,682

		$18,206,649

Brazil — 7.0%
AMBEV SA	146,000	$700,938
B3 SA - Brasil Bolsa Balcao	64,900	559,992
Banco Bradesco SA	33,000	364,274
Banco Bradesco SA, PFC Shares	101,800	1,263,289
Banco do Brasil SA	27,700	393,870
Banco Santander Brasil SA	14,600	192,428
BB Seguridade Participacoes SA	24,800	211,200
BRF SA(1)	21,000	135,540
CCR SA	45,600	186,041
Cia Brasileira de Distribuicao, PFC Shares	6,100	162,702
Cia de Saneamento Basico do Estado de Sao Paulo	13,300	158,154
Cia Energetica de Minas Gerais SA, PFC Shares	34,500	131,011
Cielo SA	47,700	156,158
Embraer SA	25,200	133,628
Equatorial Energia SA	6,500	157,100
Gerdau SA, PFC Shares	23,900	102,554
Hypera SA	8,600	75,101
Itau Unibanco Holding SA, PFC Shares	145,800	1,550,264
Itausa-Investimentos Itau SA, PFC Shares	139,400	515,985
Klabin SA	27,700	141,189
Kroton Educacional SA	54,100	169,545
Localiza Rent a Car SA	18,700	170,736
Lojas Americanas SA, PFC Shares	27,700	160,024
Lojas Renner SA	24,100	300,655
Magazine Luiza SA	2,900	142,384
Petroleo Brasileiro SA	91,800	743,773
Petroleo Brasileiro SA, PFC Shares	120,100	842,333

Security	Shares	Value
Raia Drogasil SA	8,900	$151,294
Rumo SA(1)	39,100	210,659
Suzano Papel e Celulose SA	21,791	274,837
Telefonica Brasil SA, PFC Shares	15,700	209,595
Ultrapar Participacoes SA	12,900	202,314
Vale SA	95,600	1,192,641
Weg SA	31,200	161,167

		$12,223,375

Canada — 0.1%
Turquoise Hill Resources, Ltd.(1)	113,700	$189,879

		$189,879

China — 11.1%
58.com, Inc. ADR(1)	1,300	$82,420
AAC Technologies Holdings, Inc.	12,500	78,454
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,721,787
Anhui Conch Cement Co., Ltd., Class H	24,000	130,880
ANTA Sports Products, Ltd.	17,000	87,940
Baidu, Inc. ADR(1)	3,980	687,067
Beijing Enterprises Water Group, Ltd.	98,000	56,746
Brilliance China Automotive Holdings, Ltd.	56,000	53,023
BYD Co., Ltd., Class H	14,500	85,819
CGN Power Co., Ltd., Class H(2)	155,000	40,561
China Cinda Asset Management Co., Ltd., Class H	147,000	38,039
China Communications Construction Co., Ltd., Class H	78,000	78,268
China Construction Bank Corp., Class H	1,202,000	1,082,763
China Everbright International, Ltd.	82,222	83,030
China Evergrande Group	59,000	186,095
China Galaxy Securities Co., Ltd., Class H	59,500	30,878
China Gas Holdings, Ltd.	23,600	75,331
China Life Insurance Co., Ltd., Class H	109,000	270,676
China Mengniu Dairy Co., Ltd.	47,000	145,576
China Merchants Port Holdings Co., Ltd.	24,160	47,908
China Mobile, Ltd.	90,000	946,560
China Overseas Land & Investment, Ltd.	60,000	226,328
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	148,604
China Petroleum & Chemical Corp., Class H	382,000	319,426
China Railway Construction Corp., Ltd., Class H	46,500	64,574
China Railway Group, Ltd., Class H	86,000	80,539
China Resources Beer Holdings Co., Ltd.	38,000	133,560
China Resources Gas Group, Ltd.	20,000	78,702
China Resources Land, Ltd.	47,777	186,415
China Resources Power Holdings Co., Ltd.	34,000	68,147
China Shenhua Energy Co., Ltd., Class H	56,000	142,524
China State Construction International Holdings, Ltd.	42,000	40,042
China Taiping Insurance Holdings Co., Ltd.	31,400	86,681
China Telecom Corp., Ltd., Class H	234,000	127,043
China Unicom (Hong Kong), Ltd.	98,000	112,257
China Vanke Co., Ltd., Class H	26,700	108,271
CITIC Securities Co., Ltd., Class H	39,500	80,864
CITIC, Ltd.	75,000	113,615
CNOOC, Ltd.	261,000	436,241
Country Garden Holdings Co., Ltd.	129,000	183,373
Country Garden Services Holdings Co., Ltd.(1)	14,827	22,969

Security	Shares	Value
CRRC Corp., Ltd., Class H	79,750	$80,354
CSPC Pharmaceutical Group, Ltd.	84,000	144,916
Ctrip.com International, Ltd. ADR(1)	5,900	196,470
Dongfeng Motor Group Co., Ltd., Class H	54,000	56,610
ENN Energy Holdings, Ltd.	14,000	134,087
Fullshare Holdings, Ltd.	160,000	36,349
Geely Automobile Holdings, Ltd.	80,000	136,112
GF Securities Co., Ltd., Class H	24,600	35,337
Great Wall Motor Co., Ltd., Class H	53,500	36,422
Guangdong Investment, Ltd.	48,000	91,665
Guangzhou Automobile Group Co., Ltd., Class H	74,400	80,805
Haitong Securities Co., Ltd., Class H	60,000	67,913
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	192,427
Hengan International Group Co., Ltd.	12,500	97,787
Huaneng Power International, Inc., Class H	96,000	60,340
Huatai Securities Co., Ltd., Class H(2)	34,000	63,654
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	824,252
JD.com, Inc. ADR(1)	10,624	264,006
Lenovo Group, Ltd.	160,000	116,808
NetEase, Inc. ADR	1,181	297,529
New China Life Insurance Co., Ltd., Class H	16,000	68,123
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	182,893
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	53,593
PetroChina Co., Ltd., Class H	320,000	206,533
PICC Property & Casualty Co., Ltd., Class H	114,000	118,054
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	749,638
Semiconductor Manufacturing International Corp.(1)	7,300	6,898
Shenzhou International Group Holdings, Ltd.	12,000	141,304
SINA Corp.(1)	1,200	73,704
Sino Biopharmaceutical, Ltd.	135,000	114,202
Sinopharm Group Co., Ltd., Class H	22,400	100,107
Sunac China Holdings, Ltd.	32,000	127,453
Sunny Optical Technology Group Co., Ltd.	17,000	168,711
TAL Education Group ADR(1)	4,548	141,124
Tencent Holdings, Ltd.	81,800	3,641,293
Tencent Music Entertainment Group ADR(1)	13,500	201,825
Vipshop Holdings, Ltd. ADR(1)	6,998	53,815
Want Want China Holdings, Ltd.	103,000	83,473
Weibo Corp. ADR(1)	120	7,279
Yum China Holdings, Inc.	7,500	273,375
YY, Inc. ADR(1)	600	41,658
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	61,189

		$19,400,083

Croatia — 1.3%
Adris Grupa DD, PFC Shares	9,000	$578,063
Ericsson Nikola Tesla DD	930	144,278
Hrvatski Telekom DD	52,252	1,225,069
Koncar-Elektroindustrija DD	1,480	138,598
Valamar Riviera DD	48,200	252,759

		$2,338,767

Cyprus — 0.9%
Bank of Cyprus Holdings PLC(1)	1,234,390	$1,588,991

		$1,588,991

Security	Shares	Value
Egypt — 3.9%
Abou Kir Fertilizers & Chemical Industries	257,600	$336,650
Alexandria Mineral Oils Co.	436,996	140,162
Commercial International Bank Egypt SAE	192,300	902,143
Credit Agricole Egypt SAE	315,572	762,910
Eastern Tobacco	410,875	390,257
Edita Food Industries SAE	46,471	37,446
Egypt Kuwait Holding Co. SAE	333,700	423,980
Egyptian Financial Group-Hermes Holding Co.(1)	403,650	389,809
ElSewedy Electric Co.	918,200	909,909
Ezz Steel Co SAE(1)	157,535	182,211
Ghabbour Auto(1)	506,400	140,838
Heliopolis Housing	104,500	109,873
Ibnsina Pharma SAE(1)	253,100	159,698
Juhayna Food Industries	360,800	234,568
Medinet Nasr Housing(1)	582,609	218,641
Palm Hills Developments SAE(1)	1,464,484	197,035
Qalaa Holdings SAE(1)	1,195,300	243,601
Sidi Kerir Petrochemicals Co.	192,200	193,591
Six of October Development & Investment Co.(1)	197,700	171,579
Talaat Moustafa Group	742,600	471,141
Telecom Egypt	266,700	213,932

		$6,829,974

Georgia — 2.9%
Bank of Georgia Group PLC	92,860	$1,865,376
Georgia Capital PLC(1)	48,700	693,302
TBC Bank Group PLC	132,586	2,502,275

		$5,060,953

Iceland — 0.6%
Reitir Fasteignafelag HF	733,400	$448,357
Siminn HF	9,345,200	293,515
Sjova-Almennar Tryggingar HF	957,020	116,657
Tryggingamidstodin HF	492,000	113,945
Vatryggingafelag Islands HF	135,180	12,127

		$984,601

India — 5.3%
Adani Ports and Special Economic Zone, Ltd.	22,802	$108,755
Adani Power, Ltd.(1)	9,483	6,216
Ambuja Cements, Ltd.	21,000	62,103
Asian Paints, Ltd.	8,100	160,603
Aurobindo Pharma, Ltd.	7,300	80,735
Bajaj Auto, Ltd.	2,400	86,679
Bajaj Finance, Ltd.	4,600	167,481
Bajaj Finserv, Ltd.	1,200	103,370
Bharat Petroleum Corp., Ltd.	22,800	111,656
Bharti Airtel, Ltd.	34,700	149,353
Bharti Infratel, Ltd.	15,719	65,633
Cipla, Ltd.	9,500	69,068
Coal India, Ltd.	19,072	60,132
Dabur India, Ltd.	18,500	116,461
Dr. Reddy’s Laboratories, Ltd.	3,000	114,731

Security	Shares	Value
Eicher Motors, Ltd.	400	$107,191
GAIL (India), Ltd.	22,754	106,776
Godrej Consumer Products, Ltd.	10,800	108,049
Grasim Industries, Ltd.	10,000	101,370
HCL Technologies, Ltd.	16,228	230,043
Hero MotoCorp, Ltd.	1,300	48,074
Hindalco Industries, Ltd.	30,900	91,103
Hindustan Petroleum Corp., Ltd.	19,000	63,083
Hindustan Unilever, Ltd.	17,900	442,210
Housing Development Finance Corp., Ltd.	22,890	619,208
Indiabulls Housing Finance, Ltd.	8,300	77,631
Indian Oil Corp., Ltd.	38,400	74,149
Infosys, Ltd.	88,314	931,217
ITC, Ltd.	93,750	367,245
JSW Steel, Ltd.	25,000	97,038
Larsen & Toubro, Ltd.	14,250	262,499
LIC Housing Finance, Ltd.	12,100	76,907
Lupin, Ltd.	5,700	70,230
Mahindra & Mahindra, Ltd.	21,600	207,375
Maruti Suzuki India, Ltd.	2,900	271,325
Motherson Sumi Systems, Ltd.	40,725	80,732
Nestle India, Ltd.	700	113,175
Oil & Natural Gas Corp., Ltd.	34,800	69,025
Piramal Enterprises, Ltd.	2,702	76,915
Reliance Industries, Ltd.	68,600	1,186,412
Shree Cement, Ltd.	360	79,916
Shriram Transport Finance Co., Ltd.	6,100	87,506
Tata Consultancy Services, Ltd.	24,556	694,968
Tata Motors, Ltd.(1)	45,100	115,066
Tata Steel, Ltd.(4)	11,747	79,200
Tata Steel, Ltd.(4)	792	379
Tech Mahindra, Ltd.	15,900	163,743
Titan Co., Ltd.	10,400	146,398
UltraTech Cement, Ltd.	2,700	133,863
UPL, Ltd.	10,100	111,776
Vedanta, Ltd.	43,100	120,663
Wipro, Ltd.	25,471	132,075
Zee Entertainment Enterprises, Ltd.	16,300	86,937

		$9,294,448

Indonesia — 3.4%
Adaro Energy Tbk PT	717,400	$71,693
Astra International Tbk PT	834,900	506,494
Bank Central Asia Tbk PT	511,400	1,034,518
Bank Mandiri Persero Tbk PT	796,000	426,595
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	640,724
Bumi Serpong Damai Tbk PT(1)	436,800	41,728
Charoen Pokphand Indonesia Tbk PT	365,200	193,577
Gudang Garam Tbk PT	22,900	137,168
Hanjaya Mandala Sampoerna Tbk PT	470,400	129,062
Indah Kiat Pulp & Paper Corp. Tbk PT	213,300	199,723
Indocement Tunggal Prakarsa Tbk PT	140,400	193,550
Indofood CBP Sukses Makmur Tbk PT	120,400	93,061
Indofood Sukses Makmur Tbk PT	336,500	187,168

Security	Shares	Value
Kalbe Farma Tbk PT	1,603,900	$183,822
Matahari Department Store Tbk PT	116,000	58,312
Perusahaan Gas Negara Persero Tbk PT	507,600	93,763
Semen Indonesia Persero Tbk PT	225,200	204,649
Surya Citra Media Tbk PT	321,200	43,461
Telekomunikasi Indonesia Persero Tbk PT	3,032,900	846,418
Unilever Indonesia Tbk PT	100,000	357,807
United Tractors Tbk PT	118,400	218,366

		$5,861,659

Kazakhstan — 2.8%
Central Asia Metals PLC	313,336	$940,843
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,688,571
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	104,200	1,052,420
KAZ Minerals PLC	150,094	1,171,984

		$4,853,818

Kuwait — 6.5%
Agility Public Warehousing Co. KSC	360,965	$922,821
Alimtiaz Investment Group KSC	331,476	143,323
Boubyan Bank KSCP	308,929	590,337
Burgan Bank SAK	253,234	244,081
Gulf Bank KSCP	446,399	412,482
Humansoft Holding Co. KSC	39,605	418,828
Kuwait Finance House KSCP	1,065,129	2,138,184
Kuwait Projects Co. Holdings KSC	206,679	138,029
Mabanee Co. SAKC	212,764	437,524
Mezzan Holding Co. KSCC	103,632	154,605
Mobile Telecommunications Co.	924,183	1,404,401
National Bank of Kuwait SAK	1,294,534	3,707,744
National Industries Group Holding SAK	438,000	241,454
Warba Bank KSCP(1)	430,151	312,009

		$11,265,822

Mauritius — 2.3%
Alteo, Ltd.	189,877	$125,309
CIEL, Ltd.	1,093,473	201,779
Gamma Civic, Ltd.	107,086	113,773
La Sablonniere, Ltd.(1)	154,071	184,976
Lux Island Resorts, Ltd.	66,516	138,223
MCB Group, Ltd.	303,608	2,436,702
New Mauritius Hotels, Ltd.	263,068	155,624
Rogers & Co., Ltd.	187,150	213,546
Sun, Ltd., Class A	156,512	224,614
Terra Mauricia, Ltd.	182,256	112,650
The Lux Collective, Ltd.(1)	66,516	4,869

		$3,912,065

Mongolia — 0.0%(6)
Mongolian Mining Corp.(1)	1,893,500	$32,384

		$32,384

Pakistan — 0.0%(6)
Bank Alfalah, Ltd.	23,500	$8,334
Pakistan Oilfields, Ltd.	6,660	22,797

Security	Shares	Value
Pakistan State Oil Co., Ltd.	14,560	$25,949

		$57,080

Peru — 3.4%
Alicorp SAA	174,200	$552,833
Cementos Pacasmayo SAA	126,238	256,080
Cia de Minas Buenaventura SA ADR	51,880	811,922
Credicorp, Ltd.	2,666	647,252
Engie Energia Peru SA	79,000	129,866
Ferreycorp SAA	1,036,400	784,892
Grana y Montero SAA ADR(1)	119,700	381,843
InRetail Peru Corp.(1)(2)	22,000	751,300
Southern Copper Corp.	26,202	880,911
Union Andina de Cementos SAA	406,700	317,782
Volcan Cia Minera SAA, Class B	2,145,300	483,539

		$5,998,220

Serbia — 4.1%
Energoprojekt Holding AD Beograd(1)	74,772	$457,392
Komercijalna Banka AD Beograd(1)	130,558	3,095,535
MESSER Tehnogas AD Beograd(1)	200	20,868
Metalac AD(1)	53,233	1,038,219
NIS AD Novi Sad	371,854	2,450,381

		$7,062,395

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	8,240,033	$2,085,061

		$2,085,061

South Korea — 11.5%
AMOREPACIFIC Corp.	1,031	$168,608
AMOREPACIFIC Group	1,208	74,646
Celltrion Healthcare Co., Ltd.(1)	1,405	94,280
Celltrion, Inc.(1)	2,972	588,440
CJ CheilJedang Corp.	360	110,971
Coway Co., Ltd.	1,881	141,757
DB Insurance Co., Ltd.	2,130	133,018
E-MART, Inc.	775	133,868
GS Holdings Corp.	2,070	101,317
Hankook Tire Co., Ltd.	3,265	122,817
Hanmi Pharm Co., Ltd.	265	103,690
HLB, Inc.(1)	1,320	89,490
Hotel Shilla Co., Ltd.	1,249	86,378
Hyundai Engineering & Construction Co., Ltd.	2,997	168,403
Hyundai Heavy Industries Co., Ltd.(1)	1,443	180,582
Hyundai Heavy Industries Holdings Co., Ltd.	439	142,099
Hyundai Mobis Co., Ltd.	2,156	436,735
Hyundai Motor Co.	4,770	556,094
Hyundai Motor Co., Second PFC Shares	1,675	126,757
Hyundai Steel Co.	3,421	157,415
Kakao Corp.	1,706	152,836
Kangwon Land, Inc.	5,696	174,271
Kia Motors Corp.	8,940	292,321

Security	Shares	Value
Korea Aerospace Industries, Ltd.(1)	3,184	$97,947
Korea Electric Power Corp.	8,392	259,342
Korea Investment Holdings Co., Ltd.(1)	1,826	105,905
Korea Zinc Co., Ltd.	367	145,333
KT&G Corp.	3,649	324,913
LG Chem, Ltd.	1,446	479,701
LG Corp.	3,208	224,308
LG Display Co., Ltd.	8,699	148,167
LG Electronics, Inc.	3,573	214,460
LG Household & Health Care, Ltd.	293	333,368
Lotte Chemical Corp.	611	165,260
Medy-Tox, Inc.	178	83,373
Mirae Asset Daewoo Co., Ltd.	16,931	116,071
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,766
Naver Corp.	5,045	618,444
NCsoft Corp.	613	258,124
Netmarble Corp.(1)(2)	1,128	108,869
Orion Corp. of Republic of Korea	900	91,911
POSCO	2,738	675,881
S-Oil Corp.	1,759	165,630
Samsung Biologics Co., Ltd.(1)(2)	540	194,888
Samsung C&T Corp.	2,448	264,853
Samsung Electro-Mechanics Co., Ltd.	1,889	184,867
Samsung Electronics Co., Ltd.	141,930	5,917,645
Samsung Electronics Co., Ltd., PFC Shares	28,930	980,310
Samsung Fire & Marine Insurance Co., Ltd.	1,045	256,398
Samsung Heavy Industries Co., Ltd.(1)	15,800	129,785
Samsung Life Insurance Co., Ltd.	2,384	189,560
Samsung SDI Co., Ltd.	1,758	354,868
Samsung SDS Co., Ltd.	1,162	234,517
Shinsegae, Inc.	362	86,446
SillaJen, Inc.(1)	2,033	138,571
SK Holdings Co., Ltd.	1,072	254,641
SK Hynix, Inc.	18,752	1,253,941
SK Innovation Co., Ltd.	2,001	339,666
SK Telecom Co., Ltd.	827	191,457
ViroMed Co., Ltd.(1)	570	142,383

		$20,076,362

Sri Lanka — 1.4%
Access Engineering PLC	1,668,000	$128,690
Ceylon Cold Stores PLC	16,000	55,301
Dialog Axiata PLC	1,485,330	82,392
Hayleys PLC	40,000	42,649
Hemas Holdings PLC	210,485	100,165
John Keells Holdings PLC	1,204,200	1,062,510
Lion Brewery Ceylon PLC	20,200	67,448
Melstacorp PLC(1)	200,000	50,646
Royal Ceramics Lanka PLC	80,669	32,911
Softlogic Life Insurance PLC(1)	2,500,000	647,459
Tokyo Cement Co Lanka PLC	1,143,000	151,021

		$2,421,192

Taiwan — 4.1%
Advantech Co., Ltd.	7,699	$58,057

Security	Shares	Value
ASE Technology Holding Co., Ltd.	61,358	$123,399
Asia Cement Corp.	52,000	62,523
Asustek Computer, Inc.	12,000	93,543
AU Optronics Corp.	156,000	61,152
Catcher Technology Co., Ltd.	12,000	92,376
Cathay Financial Holding Co., Ltd.	134,000	192,702
Cheng Shin Rubber Industry Co., Ltd.	28,000	39,674
China Steel Corp.	210,000	175,100
Chunghwa Telecom Co., Ltd.	64,000	224,511
Compal Electronics, Inc.	95,000	56,970
Delta Electronics, Inc.	33,680	168,291
Far Eastern New Century Corp.	59,700	58,598
Far EasTone Telecommunications Co., Ltd.	32,000	75,105
Formosa Chemicals & Fibre Corp.	59,000	205,328
Formosa Petrochemical Corp.	22,000	78,120
Formosa Plastics Corp.	70,000	234,256
Foxconn Technology Co., Ltd.	18,291	35,695
Fubon Financial Holding Co., Ltd.	112,000	164,218
Hon Hai Precision Industry Co., Ltd.	200,508	464,762
Hotai Motor Co., Ltd.	5,000	48,412
Innolux Corp.	180,000	62,074
Largan Precision Co., Ltd.	2,000	254,297
Nan Ya Plastics Corp.	85,000	212,387
Pegatron Corp.	30,000	51,246
Pou Chen Corp.	42,000	50,937
President Chain Store Corp.	10,000	106,214
Quanta Computer, Inc.	51,000	93,980
Shin Kong Financial Holding Co., Ltd.	180,522	51,854
Taiwan Cement Corp.	73,700	91,344
Taiwan Mobile Co., Ltd.	31,000	110,778
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,944,932
Uni-President Enterprises Corp.	82,960	196,590
United Microelectronics Corp.	220,000	84,022
Yuanta Financial Holding Co., Ltd.	158,675	88,780

		$7,112,227

Thailand — 0.3%
Mega Lifesciences PCL	436,400	$458,581

		$458,581

United Arab Emirates — 0.1%
Orascom Construction PLC	16,400	$100,085

		$100,085

Vietnam — 9.4%
Bao Viet Holdings	43,700	$174,472
Binh Minh Plastics JSC	62,900	125,226
Coteccons Construction JSC	24,000	139,849
Domesco Medical Import Export JSC	59,000	191,024
FPT Corp.	122,318	229,255
Gemadept Corp.	61,050	68,106
HA TIEN 1 Cement JSC	87,880	59,361
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	261,391
Ho Chi Minh City Securities Corp.	38,400	75,622

Security	Shares	Value
Hoa Binh Construction Group JSC	77,600	$53,861
Hoa Phat Group JSC(1)	795,140	953,030
Hoa Sen Group	157,327	44,942
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	126,667
Hoang Huy Investment Financial Services JSC	167,400	135,424
Imexpharm Pharmaceutical JSC(1)	37,445	80,483
KIDO Group Corp.	106,100	91,755
Kinh Bac City Development Share Holding Corp.(1)	202,100	123,330
Masan Group Corp.(1)	548,450	1,844,438
Mobile World Investment Corp.	53,333	191,208
Nam Long Investment Corp.	161,476	182,891
No Va Land Investment Group Corp.(1)	248,890	607,366
Pan Group JSC (The)(1)	70,937	114,635
PetroVietnam Ca Mau Fertilizer JSC	121,700	46,821
PetroVietnam Drilling & Well Services JSC(1)	160,214	113,240
PetroVietnam Fertilizer & Chemical JSC	149,250	146,329
PetroVietnam Gas JSC	45,000	171,299
PetroVietnam Nhon Trach 2 Power JSC	90,300	113,849
PetroVietnam Technical Services Corp.	315,543	252,206
Pha Lai Thermal Power JSC	82,000	80,197
Phat Dat Real Estate Development Corp.(1)	83,100	92,403
Refrigeration Electrical Engineering Corp.	143,700	209,612
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	7,217
Saigon Beer Alcohol Beverage Corp.	49,600	498,092
SSI Securities Corp.	262,330	296,859
Thanh Thanh Cong - Bien Hoa JSC	128,048	109,849
Tien Phong Plastic JSC	22,600	40,947
TNG Investment & Trading JSC(1)	12	9
Van Phu - Invest Investment JSC(1)	51,300	92,023
Vicostone JSC	28,400	74,706
Viet Capital Securities JSC	282,825	442,503
Vietnam Dairy Products JSC	335,908	1,957,429
Vietnam Electrical Equipment JSC	131,600	122,841
Vietnam National Petroleum Group	56,100	130,799
Vietnam Prosperity JSC Bank(1)	1,755,487	1,538,924
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,966,113
Vingroup JSC(1)	399,041	1,791,050
Vinh Hoan Corp.	37,100	147,926

		$16,317,579

Total Common Stocks (identified cost $148,458,494)		$163,732,250

Short-Term Investments — 4.3%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/26/19(7)	$1,500	$1,497,563

Total U.S. Treasury Obligations (identified cost $1,497,563)		$1,497,563

Other — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(8)	5,958,853	$5,958,853

Total Other (identified cost $5,958,564)		$5,958,853

Total Short-Term Investments (identified cost $7,456,127)		$7,456,416

Total Investments — 98.4% (identified cost $155,914,621)		$171,188,666

Other Assets, Less Liabilities — 1.6%		$2,851,968

Net Assets — 100.0%		$174,040,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,159,272 or 0.7% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $2,740,991 or 1.6% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $53,936.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	29.7%	$51,763,270
Information Technology	10.7	18,616,020
Communication Services	8.1	14,101,299
Materials	8.1	14,101,131
Consumer Staples	7.7	13,398,580
Consumer Discretionary	7.4	12,947,679
Energy	6.7	11,664,563
Industrials	6.3	10,901,299

Sector	Percentage of Net Assets	Value
Real Estate	4.7%	$8,087,937
Utilities	2.8	4,885,234
Health Care	1.9	3,265,238
Short-Term Investments	4.3	7,456,416

Total Investments	98.4%	$171,188,666

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,751,465	KRW	4,193,200,000	JPMorgan Chase Bank, N.A.	4/15/19	$—	$(25,735)
USD	5,431,257	KRW	6,067,800,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(34,568)
EUR	74,181	USD	85,156	Citibank, N.A.	4/16/19	275	—
USD	30,374	EUR	26,459	Citibank, N.A.	4/16/19	—	(98)
USD	2,303,290	EUR	2,006,435	Citibank, N.A.	4/16/19	—	(7,429)
USD	2,532,190	EUR	2,205,834	Citibank, N.A.	4/16/19	—	(8,167)
USD	2,788,265	EUR	2,428,905	Citibank, N.A.	4/16/19	—	(8,993)
USD	5,745,375	EUR	5,004,894	Citibank, N.A.	4/16/19	—	(18,530)
CNH	154,260,000	USD	22,314,480	BNP Paribas	6/28/19	682,950	—
CNH	11,900,000	USD	1,715,686	BNP Paribas	6/28/19	58,393	—
CNH	4,540,000	USD	659,405	BNP Paribas	6/28/19	17,429	—
CNH	10,300,000	USD	1,479,609	Citibank, N.A.	6/28/19	55,939	—
USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	117,964	—
USD	2,724,057	CNH	18,480,000	Citibank, N.A.	7/22/19	—	(30,713)

						$932,950	$(134,233)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	198	Long	3/15/19	$10,539,540	$934,021

					$934,021

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized (Depreciation)
UBS AG	CNY	18,510	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on USD 2,733,824 (pays quarterly)	7/18/19	$(93,730)

						$(93,730)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares
Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

KRW	-	South Korean Won

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$934,021	$—
Equity Price	Total return swaps	—	(93,730)

Total		$934,021	$(93,730)

Foreign Exchange	Forward foreign currency exchange contracts	$932,950	$(134,233)

Total		$932,950	$(134,233)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$6,277,751	$81,500,296	$192,427	$87,970,474
Emerging Europe	—	17,035,707	—	17,035,707
Latin America	36,428,244	—	—	36,428,244
Middle East/Africa	189,845	21,918,101	—	22,107,946
North America	189,879	—	—	189,879
Total Common Stocks	$43,085,719	$120,454,104 **	$192,427	$163,732,250
Short-Term Investments -
U.S. Treasury Obligations	$—	$1,497,563	$—	1,497,563
Other	—	5,958,853	—	5,958,853
Total Investments	$43,085,719	$127,910,520	$192,427	$171,188,666
Forward Foreign Currency Exchange Contracts	$—	$932,950	$—	$932,950
Futures Contracts	934,021	—	—	934,021
Total	$44,019,740	$128,843,470	$192,427	$173,055,637

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(134,233)	$—	$(134,233)
Swap Contracts	—	(93,730)	—	(93,730)
Total	$—	$(227,963)	$—	$(227,963)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

Derivatives. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019